Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale
Within 1 year	$ 548,825
1 to 5 years	793,259
5 to 10 years	0
Over 10 years	0
No specific or single maturity	1,354,169
Carrying amount	2,696,253	$ 2,272,486
US government and federal agencies
Available-for-sale
Within 1 year	548,825
1 to 5 years	793,259
5 to 10 years	0
Over 10 years	0
No specific or single maturity	1,340,387
Carrying amount	2,682,471	2,163,619
Held-to-maturity
Within 1 year	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	2,992,052
Carrying amount	2,992,052
Residential mortgage-backed securities
Available-for-sale
Within 1 year	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	13,782
Carrying amount	$ 13,782	$ 15,359